Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Value added tax recoverable	$ 5,294,393	$ 5,498,400
Other receivables	2,790,875	3,875,800
Advance to suppliers	1,368,850	882,793
Others	1,410,162	1,816,233
Prepaid expenses and other current assets	$ 10,864,280	$ 12,073,226